Related party transactions - Schedule of Remuneration of Key Management Personnel (Details) - Related Party - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Salary, wages and consultancy fees	$ 1,977,108	$ 1,576,058
Bonuses	308,314	0
Post-employment benefits (pensions)	95,294	38,874
Remuneration of key management personnel	$ 2,380,716	$ 1,614,932